CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CASH FLOWS
PP&E and intangible assets acquisition financed with accounts payable	$ 358,056	$ 267,562	$ 395,979
Right of use assets acquisition owed	195,712	312,163	245,269
Trade payables cancelled with government bonds		27,659
Acquisition of companies and joint ventures financed with other liabilities			11,250
Other receivables offset with acquisition of companies and joint ventures		10,961
Joint ventures acquisition cancelled with government bonds			1,567
Trade payables offset with PP&E sale	8,533
Other receivables pending collection from PP&E sale	2,376
Dividends received offset against trade payables	440
Dividends payment made with investments not considered as cash and cash equivalents (Note 22)	189,790	156,352	299,199
Dividend paid with tax credits (Note 22)	16,680
Exchange Notes		175,165
Trade payables cancelled with borrowings		30,815	$ 97,699
Acquisition of non-controlling interest offset against other receivables		1,715
Dividend payable from subsidiaries		1,085
Issuance costs payable	$ 794	$ 1,364